Segmented Information - Cash flows from discontinued operations (Details) - Closed Mines services - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations
Net cash from operating activities	$ 355	$ 3,274
Net cash flows for the year	$ 355	$ 3,274